August 20, 2026

Securities and Exchange Commission

100 F Street NE

Washington, D.C. 20549

Re: Guggenheim Defined Portfolios, Series 2636

File No. 333-298299

Ladies and Gentlemen:

In accordance with the provisions of Rule 497(j) of Regulation C under the Securities Act of 1933 (the “Securities Act”), this letter serves to certify that the most recent amendment to the Registration Statement on Form S-6 (the “Registration Statement”) of the above-referenced Series does not differ from that which would have been filed pursuant to Rule 497(b) of the Securities Act. Amendment No. 1, which was the most recent amendment to the Registration Statement, was filed electronically with the Commission on August 19, 2026.

Guggenheim Funds Distributors, LLC

By:   /s/ Amy Lee
Vice President and Secretary